LAND USE RIGHTS (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Land use rights member [Member]
Disclosure Of LAND USE RIGHTS [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	¥ 4,256,000	¥ 1,413,000